UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/08

Item 1.  Reports to Stockholders.

BILTMORE INDEX ENHANCING FUND

BILTMORE MOMENTUM/DYNAMIC ETF FUND

Semi-Annual Report

January 31, 2008

1-866-722-1677

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

The Biltmore Index Enhancing Fund

PORTFOLIO REVIEW

January 31, 2008 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2008, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2008
The Biltmore Index Enhancing Fund – Class A	-4.62%	-1.90%	5.34%
The Biltmore Index Enhancing Fund – Class A with load	-9.17%	-6.54%	1.57%
The Biltmore Index Enhancing Fund – Class C	-4.84%	-2.57%	4.87%
The Biltmore Index Enhancing Fund – Class C with load	-5.77%	-3.54%	4.10%
S&P 500 Total Return Index	-4.32%	-2.31%	4.30%
Russell 3000 Total Return Index	-4.54%	-3.08%	4.30%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-866-722-1677.

** Inception date is September 29, 2006 for Class A and Class C shares.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Equity Fund-Exchange Traded Funds	11.45%
Telecommunications	6.70%
Computers	5.57%
Chemicals	5.45%
Electric	5.23%
Insurance	4.72%
Software	4.22%
Oil & Gas	3.83%
Diversified Financial Services	3.48%
Semiconductors	3.13%
Other, Cash & Cash Equivalents	46.22%
100.00%

The Biltmore Momentum/Dynamic ETF Fund

PORTFOLIO REVIEW

January 31, 2008 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2008, compared to its benchmarks:

Inception** - January 31, 2008
The Biltmore Momentum/Dynamic ETF Fund – Class A	0.00%
The Biltmore Momentum/Dynamic ETF Fund – Class A with load	-4.76%
S&P 500 Total Return Index	5.23%
Russell 3000 Total Return Index	5.56%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-866-722-1677.

** Inception date is January 22, 2008 for Class A shares.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 97.91%
		AEROSPACE & DEFENSE - 0.80%
	1,347	Lockheed Martin Corp.	$ 145,368
	2,428	Rockwell Collins, Inc.	153,450
			298,818

		AEROSPACE & DEFENSE EQUIPMENT - 0.01%
	125	AAR Corp. *	3,683
	33	Heico Corp.	1,469
			5,152

		AGRICULTURE - 0.46%
	2,784	Universal Corp. Richmond VA	138,671
	638	UST, Inc.	33,150
			171,821

		AIRLINES - 0.21%
	1,228	Rebublic Airways Holdings, Inc. *	24,511
	1,585	Ryanair Holdings PLC *	52,971
			77,482

		APPAREL - 0.25%
	629	Deckers Outdoor Corp. *	76,260
	622	Volcom, Inc. *	12,552
	80	Warnaco Group, Inc. *	2,871
			91,683

		AUTO MANUFACTURERS - 2.30%
	8,261	General Motors Corp.	233,869
	13,306	Paccar, Inc.	624,318
			858,187

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		AUTO PARTS & EQUIPMENT - 0.22%
	3,678	Superoir Industries International, Inc.	$ 67,013
	498	Titan International, Inc.	14,188
			81,201

		BANKS - 3.11%
	1,934	Bank of America Corp.	85,773
	5,336	Colonial BancGroup, Inc.	83,775
	5,201	FNB Corp. PA	80,980
	7,287	First Bancorp Puerto Rico	69,664
	3,785	PNC Financial Services Group, Inc.	248,372
	9,458	Regions Financial Corp.	238,720
	4,670	South Financial Group, Inc.	80,698
	354	Trustmark Corp.	8,146
	4,567	Umpqua Holdings Corp.	74,899
	4,948	Wachovia Corp.	192,626
			1,163,651

		BEVERAGES - 2.83%
	2,532	Anheuser-Busch Cos, Inc.	117,789
	10,971	Coca-Cola Co.	649,154
	4,264	PepsiCo, Inc.	290,762
			1,057,705

		BUILDING MATERIALS - 0.05%
	465	Drew Industries, Inc. *	12,597
	64	Martin Marietta Materials, Inc.	7,854
			20,451

		CHEMICALS - 5.45%
	2,664	Albemarle Corp.	96,597
	525	Arch Chemicals, Inc.	17,677
	143	Ferro Corp.	2,528
	1,547	Hercules, Inc.	27,119
	3,624	Lubrizol Corp.	190,659
	2,286	Mosaic Co. *	208,049

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		CHEMICALS - 5.45% (Continued)
	715	Penford Corp.	$ 15,995
	8,011	Potash Corp of Saskatchewan	1,128,590
	5,998	RPM International, Inc.	129,797
	6,089	Sensient Technologies Corp.	161,724
	1,185	Sigma-Aldrich Corp.	58,847
			2,037,580

		COMMERCIAL SERVICES - 1.73%
	4,213	Apollo Group, Inc. *	335,945
	4,053	RR Donnelley & Sons Co.	141,409
	980	Emergency Medical Services Corp. *	30,155
	815	Geo Group, Inc. *	19,495
	75	HMS Holdings Corp. *	2,370
	131	Healthcare Services Group	3,166
	1,270	ICF International, Inc.	32,906
	57	ITT Educational Services, Inc. *	5,207
	83	Parexel International Corp. *	4,516
	352	PharmaNet Development Group, Inc. *	14,348
	323	Pre-Paid Legal Services, Inc. *	17,943
	1,751	Quanta Services, Inc. *	38,382
			645,840

		COMPUTERS - 5.57%
	1,537	Ansoft Corp. *	32,646
	2,907	Apple, Inc. *	393,492
	3,113	Cognizant Technology Solutions Corp. *	86,853
	2,363	International Business Machines Corp.	253,644
	11,748	Research In Motion Ltd. *	1,102,902
	130	STEC, Inc. *	966
	1,796	Sigma Designs, Inc. *	81,215
	596	Stratasys, Inc. *	13,172
	69	Synaptics, Inc. *	1,829
	2,151	Western Digital Corp. *	56,894
	1,851	Logitech International SA *	56,122
			2,079,734

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		COSMETICS/PERSONAL CARE - 0.15%
	531	Chattem, Inc. *	$ 40,738
	589	Elizabeth Arden, Inc. *	11,809
	103	Estee Lauder Cos, Inc.	4,347
			56,894

		DISTRIBUTION/WHOLESALE - 0.14%
	2,947	LKQ Corp.*	52,722

		DIVERSIFIED FINANCIAL SERVICES - 3.48%
	8,036	American Express Co.	396,336
	7,101	Citigroup, Inc.	200,390
	125	Federated Investors, Inc.	5,321
	305	Franklin Resources, Inc.	31,790
	9,759	JPMorgan Chase & Co.	464,040
	7,446	Janus Capital Group, Inc.	201,116
			1,298,994

		ELECTRIC - 5.23%
	263	Allegheny Energy, Inc.	14,410
	7,009	Black Hills Corp.	271,529
	6,242	DTE Energy Co.	266,221
	8,236	Energy East Corp.	207,959
	661	Entergy Corp.	71,507
	661	FPL Group, Inc.	42,621
	3,058	FirstEnergy Corp.	217,791
	9,277	Northeast Utilities	257,158
	5,940	PNM Resources, Inc.	114,761
	5,970	Pinnacle West Capital Corp.	229,367
	2,708	SCANA Corp.	100,981
	5,387	Unisource Energy Corp.	158,270
			1,952,576

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.31%
	1,502	Emerson Electric Co.	76,362
	72	General Cable Corp.	4,177
	2,243	GrafTech International Ltd.	33,757
			114,296

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		ELECTRONICS - 2.88%
	633	Agilent Technologies, Inc. *	$ 21,465
	1,897	Avnet, Inc. *	67,552
	1,398	Axsys Technologies, Inc. *	52,928
	823	Checkpoint Systems, Inc. *	19,554
	1,792	FEI Co. *	40,607
	2,660	Flir Systems, Inc. *	80,545
	853	Methode Electronics, Inc.	10,338
	103	OYO Geospace Corp. *	5,443
	846	Rofin-Sinar Technologies, Inc. *	35,963
	4,317	Waters Corp. *	248,012
	6,825	Garmin Ltd.	492,424
			1,074,831

		ENGINEERING & CONSTRUCTION - 1.62%
	809	Jacobs Engineering Group, Inc. *	61,840
	44	Layne Christensen Co. *	1,624
	8,967	McDermott International, Inc. *	423,063
	1,726	Foster Wheeler Ltd. *	118,179
			604,706

		ENVIROMENTAL CONTROL - 0.43%
	1,289	Clean Harbors, Inc. *	71,514
	1,772	Metal Management, Inc.	88,033
			159,547

		EQUITY FUND-EXCHANGE TRADED FUND - 11.45%
	16,520	iShares MSCI Pacific ex-Japan Index Fund	2,344,518
	43,690	iShares MSCI United Kingdom Index Fund	967,734
	17,222	DJ EURO STOXX 50 Fund	964,432
			4,276,684

		FOOD - 0.52%
	1,602	Campbell Soup Co.	50,639
	3,705	Safeway, Inc.	114,818
	61	Sanderson Farms, Inc.	2,050
	1,251	TreeHouse Foods, Inc. *	26,108
			193,616

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		FOREST PRODUCTS & PAPER - 0.59%
	5,982	MeadWestvaco Corp.	$ 167,496
	1,899	Rock-Tenn Co.	54,292
			221,788

		GAS - 0.84%
	2,798	AGL Resources, Inc.	105,904
	11,029	NiSource, Inc.	209,441
			315,345

		HEALTHCARE-PRODUCTS - 2.80%
	308	Baxter International, Inc.	18,708
	361	Bruker BioSciences Corp. *	3,700
	2,028	Immucor, Inc. *	58,488
	823	Intuitive Surgical, Inc. *	209,042
	5,124	Johnson & Johnson	324,144
	1,373	Kinetic Concepts, Inc. *	68,348
	68	Natus Medical, Inc. *	1,170
	1,559	SurModics, Inc. *	68,066
	3,775	Zimmer Holdings, Inc. *	295,469
			1,047,135

		HEALTHCARE - SERVICES - 0.55%
	1,574	Air Methods Corp. *	72,215
	2,234	Amedisys, Inc. *	95,235
	209	Laboratory Corp of America Holdings *	15,441
	1,316	Sun Healthcare Group, Inc. *	22,675
			205,566

		HOME FURNISHINGS - 0.58%
	18,611	La-Z-Boy, Inc.	141,816
	3,493	Tempur-Pedic International, Inc.	69,231
	282	Universal Electronics, Inc. *	6,714
			217,762

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		HOME PRODUCTS/WARES - 0.49%
	2,074	Clorox Co.	$ 127,178
	1,686	Fossil, Inc. *	57,290
			184,468

		INSURANCE - 4.72%
	60	Amerisafe, Inc. *	825
	7,043	AON Corp.	306,511
	2,465	Chubb Corp.	127,662
	4,476	Cincinnati Financial Corp.	172,505
	4,834	Lincoln National Corp.	262,776
	6,754	Loews Corp.	315,344
	1,449	Safeco Corp.	77,333
	3,432	Torchmark Corp.	209,558
	5,701	Unitrin, Inc.	234,596
	1,432	Zenith National Insurance Corp.	57,022
			1,764,134

		INTERNET - 2.10%
	201	Baidu.com *	56,270
	7,411	Cybersource Corp. *	124,134
	2,552	Expedia, Inc. *	58,747
	151	Google, Inc. *	85,209
	240	Imergent, Inc.	2,501
	1,577	Interwoven, Inc. *	19,981
	760	LoopNet, Inc. *	10,724
	844	Perficient, Inc. *	11,723
	1,789	priceline.com Inc. *	194,142
	391	Sapient Corp. *	2,741
	3,115	TheStreet.com Inc.	34,577
	2,395	VeriSign, Inc. *	81,238
	650	Vignette Corp. *	9,146
	4,440	Check Point Software Technologies *	94,572
			785,704

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		IRON/STEEL - 0.27%
	884	Olympic Steel, Inc.	$ 29,870
	104	Reliance Steel & Aluminum Co.	5,118
	1,209	Steel Dynamics, Inc.	63,049
	144	Universal Stainless & Alloy *	3,563
			101,600

		LEISURE TIME - 0.43%
	3,935	Harley-Davidson, Inc.	159,682

		LODGING - 0.36%
	1,820	MGM Mirage *	133,260

		MACHINERY-CONTRUCTION/ MINING - 0.17%
	982	Joy Global, Inc.	61,915

		MACHINERY-DIVERSIFIED - 1.94%
	2,144	Columbus McKinnon Corp. NY *	54,822
	105	DXP Enterprises, Inc. *	3,833
	170	Hurco Cos, Inc. *	6,217
	178	Manitowoc Co Inc.	6,785
	2,513	Middleby Corp. *	149,800
	1,503	Robbins & Myers, Inc.	99,619
	5,865	Rockwell Automation, Inc. DE	334,422
	2,099	Tennant Co.	69,246
			724,744

		MEDIA - 2.10%
	17,125	DIRECTV Group, Inc. *	386,683
	3,340	Walt Disney Co.	99,966
	1,598	DISH Network Corp. *	45,128
	217	Idearc, Inc.	3,528
	5,502	Lee Enterprises, Inc.	65,694
	4,389	Liberty Global, Inc. *	177,359
	545	Lin TV Corp. *	7,112
			785,470

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		METAL FABRICATE/HARDWARE - 1.14%
	25	Ampco-Pittsburgh Corp.	$ 969
	345	CIRCOR International, Inc.	14,638
	1,133	Dynamic Materials Corp.	60,706
	517	Ladish Co., Inc. *	18,348
	1,694	Precision Castparts Corp.	192,777
	3,295	RBC Bearings, Inc. *	98,652
	1,784	Sun Hydraulics Corp.	41,032
			427,124

		MINING - 1.97%
	4,573	BHP Billiton Ltd.	308,998
	2,270	Hecla Mining Co. *	21,111
	4,343	Southern Copper Corp.	407,547
			737,656

		MISCELLANEOUS MANUFACTURERS - 1.87%
	11,135	General Electric Co.	394,290
	1,932	Koppers Holdings, Inc.	64,645
	2,009	Parker Hannifin Corp.	135,828
	1,238	3M Co.	98,607
	92	Ingersoll-Rand Co Ltd.	3,636
			697,006

		OIL & GAS - 3.83%
	928	Arena Resources, Inc. *	33,009
	166	Atlas America, Inc.	8,501
	3,364	Chevron Corp.	284,258
	407	Diamond Offshore Drilling, Inc.	45,963
	2,605	ENSCO International, Inc.	133,168
	7,694	Exxon Mobil Corp.	664,762
	377	Parker Drilling Co. *	2,620
	141	Patterson-UTI Energy, Inc.	2,761
	1,982	Petroquest Energy, Inc. *	25,607
	122	Sunoco, Inc.	7,588
	3,199	Valero Energy Corp.	189,349
	753	Noble Corp.	32,959
			1,430,544

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		OIL & GAS SERVICES - 1.10%
	165	Baker Hughes, Inc.	$ 10,713
	680	Core Laboratories NV *	76,636
	294	Gulf Island Fabrication, Inc.	7,356
	447	Matrix Service Co. *	8,055
	672	NATCO Group, Inc. *	30,764
	2,179	National Oilwell Varco, Inc. *	131,241
	1,530	Schlumberger Ltd.	115,454
	599	Smith International, Inc.	32,472
			412,691

		PACKAGING AND CONTAINERS - 0.08%
	571	Owens-Illinois, Inc. *	28,778

		PHARMACEUTICALS - 2.84%
	3,150	Express Scripts, Inc. *	212,594
	1,753	Gilead Sciences, Inc. *	80,095
	2,510	Medco Health Solutions, Inc. *	125,701
	25,230	Pfizer, Inc.	590,130
	1,131	Teva Pharmaceutical Industries Ltd.	52,071
			1,060,590

		PIPELINES - 0.35%
	2,607	Oneok, Inc.	122,529
	309	Spectra Energy Corp.*	7,058
			129,587

		REITs - 0.17%
	677	Boston Properties, Inc.	62,230

		RETAIL - 2.70%
	1,532	Autozone, Inc. *	185,188
	2,882	Best Buy Co., Inc.	140,670
	1,669	Buckle, Inc.	69,414
	1,102	GameStop Corp. *	57,006
	9,129	Home Depot, Inc.	279,986
	3,307	McDonald's Corp.	177,090
	649	Movado Group, Inc.	15,719

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		RETAIL - 2.70% (Continued)
	1,458	Ross Stores, Inc.	$ 42,501
	836	Yum! Brands, Inc.	28,558
	621	Zumiez, Inc. *	11,942
			1,008,074

		SAVINGS & LOANS - 0.37%
	5,772	First Niagara Financial Group, Inc.	73,420
	3,870	People's United Financial, Inc.	65,364
			138,784

		SEMICONDUCTORS - 3.13%
	7,571	Altera Corp.	127,874
	3,772	Applied Materials, Inc.	67,594
	2,007	Cypress Semiconductor Corp. *	42,629
	6,622	Intel Corp.	140,386
	3,006	Lam Research Corp. *	115,400
	3,661	MEMC Electronic Materials, Inc. *	261,615
	175	Microchip Technology, Inc.	5,584
	7,216	National Semiconductor Corp.	132,991
	6,769	Nvidia Corp. *	166,450
	558	Power Integrations, Inc. *	14,218
	1,393	Semtech Corp. *	17,789
	73	Standard Microsystems Corp. *	2,184
	588	Ultra Clean Holdings *	5,757
	1,596	Varian Semiconductor Equipment Associates, Inc. *	51,407
	515	Xilinx, Inc.	11,263
	327	Verigy Ltd. *	6,828
			1,169,969

		SOFTWARE - 4.22%
	584	Blackboard, Inc. *	20,428
	35	Compuware Corp. *	298
	107	Concur Technologies, Inc. *	3,751
	83	EPIQ Systemsm, Inc. *	1,224
	906	FalconStor Software, Inc. *	7,991
	4,906	IMS Health, Inc.	117,204
	1,531	Infosys Technologies Ltd.	63,383

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		SOFTWARE - 4.22% (Continued)
	798	Interactive Intelligence, Inc. *	$ 13,071
	2,788	JDA Software Group, Inc. *	49,599
	29,983	Microsoft Corp.	977,446
	1,810	Omnicell, Inc. *	45,395
	9,909	Oracle Corp. *	203,630
	2,309	Phase Forward, Inc. *	39,830
	408	SPSS, Inc. *	13,484
	1,510	Tyler Technologies, Inc. *	20,204
			1,576,939

		TELECOMMUNICATIONS - 6.70%
	10,014	AT&T, Inc.	385,439
	1,767	Atheros Communications, Inc. *	48,257
	2,789	BT Group PLC	144,610
	1,299	Cbeyond, Inc. *	43,828
	4,026	CenturyTel, Inc.	148,600
	5,555	Cisco Systems, Inc. *	136,098
	1,342	CommScope, Inc. *	59,518
	559	Comtech Telecommunications Corp. *	25,043
	1,011	Consolidated Communications Holdings, Inc.	15,812
	805	EchoStar Corp. *	23,522
	579	Embarq Corp.	26,229
	1,803	GeoEye, Inc. *	63,033
	11,573	Harmonic, Inc. *	126,377
	813	Netgear, Inc. *	21,675
	8,789	Nokia OYJ	326,423
	6,026	Premiere Global Services, Inc. *	73,457
	3,375	RF Micro Devices, Inc. *	10,901
	2,214	Telefonica SA	194,389
	11,193	Verizon Communications, Inc.	434,736
	1,753	Windstream Corp.	20,352
	1,653	Millicom International Cellular SA *	175,119
			2,503,417

		TOYS/GAMES/HOBBIES - 0.18%
	2,541	Hasbro, Inc.	65,990

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		TRANSPORTATION - 0.12%
	1,047	Gulfmark Offshore, Inc. *	$ 43,806

		TOTAL COMMON STOCKS (Cost $35,255,945)	36,575,927

		SHORT-TERM INVESTMENTS - 2.25%
	842,435	Milestone Treasury Obligation Portfolio - Institutional Class, 2.33%, 2/1/08**
		(Cost $842,435)	842,435

		TOTAL INVESTMENTS - 100.16% (Cost $36,098,380) (a)	$ 37,418,362
		OTHER ASSETS & LIABILITIES - (0.16)%	(59,252)
		NET ASSETS - 100.0%	$ 37,359,110

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 3,129,912
	Unrealized depreciation (1,809,930)
	Net unrealized appreciation $ 1,319,982

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2008.

	See accompanying notes to financial statements.

Biltmore Investment Group
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2008 (Unaudited)
		Biltmore
		Momentum/
	Biltmore Index	Dynamic ETF
	Enhancing Fund	Fund
ASSETS
Investment securities:
At cost	$ 36,098,380	$ -
At value	$ 37,418,362	$ -
Cash & Cash Equivalents	-	50,010
Dividends and interest receivable	50,441	11
Due from advisor	-	1,052
Prepaid expenses and other assets	369	-
TOTAL ASSETS	37,469,172	51,073

LIABILITIES
Investment advisory fees payable	29,974	-
Administration fees payable	14,467	188
Custody fees payable	11,549	54
Transfer agent fees payable	10,702	86
Distribution (12b-1) fees payable	8,152	1
Fund accounting fees payable	7,416	98
Compliance officer fees payable	3,010	65
Accrued expenses and other liabilities	24,792	565
TOTAL LIABILITIES	110,062	1,057
NET ASSETS	$ 37,359,110	$ 50,016

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 37,437,045	$ 50,010
Accumulated net investment income	51,777	6
Accumulated net realized loss from security transactions	(1,449,694)	-
Net unrealized appreciation of investments	1,319,982	-
NET ASSETS	$ 37,359,110	50,016

See accompanying notes to financial statements.

Biltmore Investment Group
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2008 (Unaudited)
		Biltmore
		Momentum/
	Biltmore Index	Dynamic ETF
	Enhancing Fund	Fund
Net Assset Value Per Share:
Class A Shares:
Net Assets	$ 37,115,363	$ 50,016
Shares of beneficial interest outstanding	3,500,606	5,001
Net asset value and redemption price per share (a)	$ 10.60	$ 10.00
Maximum offering price per share	$ 11.13	$ 10.50
(maximum sales charges of 4.75%) (b)

Class C Shares:
Net Assets	$ 243,747
Shares of beneficial interest outstanding	23,025
Net asset value and redemption price per share (a)	$ 10.59
Maximum offering price per share	$ 10.70
(maximum sales charges of 1.00%)

(a)	Redemptions made within 1 year of purchase may be assessed a redemption fee of 2.00%.
(b) On investments of $100,000 or more, the sales charge/offering price is reduced.

See accompanying notes to financial statements.

Biltmore Investment Group
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2008 (Unaudited)
		Biltmore
		Momentum/
	Biltmore Index	Dynamic ETF
	Enhancing Fund	Fund (a)
INVESTMENT INCOME
Dividends (net of foreign
withholding taxes of $11 and $0, respectively)	$ 563,884	$ -
Interest	7,498	11
TOTAL INVESTMENT INCOME	571,382	11

EXPENSES
Investment advisory fees	164,410	2
Administrative services fees	31,591	188
Distribution (12b-1) fees
Class A	51,055	1
Class C	1,293	-
Professional fees	15,126	218
Transfer agent fees	16,600	86
Accounting services fees	16,182	98
Custodian fees	19,100	54
Compliance officer fees	4,331	65
Printing and postage expenses	1,289	49
Registration fees	-	217
Insurance expense	2,723	22
Trustees' fees and expenses	666	38
Other expenses	1,186	21
TOTAL EXPENSES	325,552	1,059

Less: Fees waived/reimbursed by the Advisor	-	(1,054)
Plus: Recapture of fees waived/reimbursed by the Advisor	24,682	-
NET EXPENSES	350,234	5
NET INVESTMENT INCOME	221,148	6

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(1,186,405)	-
Net change in unrealized appreciation (depreciation) of investments	(790,424)	-
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(1,976,829)	-
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$ (1,755,681)	$ 6

(a) Biltmore Momentum/Dynamic ETF Fund commenced operations January 22, 2008.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	January 31,	Period Ended
	2008	July 31,
	(Unaudited)	2007 (a)
FROM OPERATIONS
Net investment income	$ 221,148	$ 42,845
Net realized loss from security transactions	(1,186,405)	(185,154)
Net change in unrealized appreciation (depreciation) of investments	(790,424)	2,110,406
Net increase (decrease) in net assets resulting from operations	(1,755,681)	1,968,097

FROM DISTRIBUTION TO SHAREHOLDERS
From net investment income:
Class A	(169,371)	(109,281)
Class C	-	(715)
From net realized gains:
Class A	(77,629)	-
Class C	(506)	-
Net decrease in net assets resulting from distributions to shareholders	(247,506)	(109,996)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	607,194	38,859,161
Class C	24,760	221,389
Net asset value of shares issued in of distibutions to shareholders:
Class A	31,143	10,560
Class C	38	-
Redemption fee proceeds:
Class A	3,494	15,848
Class C	23	114
Payments for shares redeemed:
Class A	(1,461,524)	(808,004)
Class C	-	-
Net increase (decrease) in net assets from shares of beneficial interest	(794,872)	38,299,068

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,798,059)	40,157,169

NET ASSETS
Beginning of Period	40,157,169	-
End of Period *	$ 37,359,110	$ 40,157,169
* Includes accumulated net investment income of:	$ 51,777	$ -

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six
	Months Ended	For the
	January 31,	Period Ended
	2008	July 31,
	(Unaudited)	2007 (a)
SHARE ACTIVITY
Class A:
Shares Sold	51,117	3,643,915
Shares Reinvested	2,685	978
Shares Redeemed	(125,679)	(72,410)
Net increase (decrease) in shares of beneficial interest outstanding	(71,877)	3,572,483

Class C:
Shares Sold	2,180	20,842
Shares Reinvested	3	-
Shares Redeemed	-	-
Net increase in shares of beneficial interest outstanding	2,183	20,842

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31,
2008 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 6
Net realized gain from security transactions	-
Net change in unrealized appreciation of investments	-
Net increase in net assets resulting from operations	6

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	50,010
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	-
Redemption fee proceeds:
Class A	-
Payments for shares redeemed:
Class A	-
Net increase in net assets from shares of beneficial interest	50,010

TOTAL INCREASE IN NET ASSETS	50,016

NET ASSETS
Beginning of Period	-
End of Period *	$ 50,016
* Includes accumulated net investment income of:	$ -

SHARE ACTIVITY
Class A:
Shares Sold	5,001
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	5,001

(a) Biltmore Momentum/Dynamic ETF Fund commenced operations January 22, 2008.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A Shares
	Six Months
	Ended		Period
	January 31,		Ended
	2008		July 31,
	(Unaudited)		2007(1)
Net asset value,
beginning of period	$ 11.18		$ 10.00

Activity from investment operations:
Net investment income (2)	0.06		0.02
Net realized and unrealized
gain (loss) on investments	(0.57)		1.21
Total from investment operations	(0.51)		1.23

Paid-In Capital from Redemption Fees	0.00	(3)	0.01

Less distributions from:
Net investment income	(0.05)		(0.06)
Net realized gains	(0.02)		-
Total distributions	(0.07)		(0.06)

Net asset value, end of period	$ 10.60		$ 11.18

Total return (4)(7)	(4.62)%		12.40%

Net assets, end of period (000s)	$ 37,115		$ 39,925

Ratio of gross expenses to average
net assets (5)	1.70%	(6)	2.00%	(6)
Ratio of net expenses to average
net assets	1.58%	(6)	1.70%	(6)
Ratio of net investment income
to average net assets	1.10%	(6)	0.19%	(6)

Portfolio Turnover Rate (7)	42%		7%

(1) Class A shares of the Biltmore Index Enhancing Fund commenced operations on September 29, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Amount represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed expenses from prior periods.
(6) Annualized for periods less than one year.
(7) Not annualized.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C Shares
	Six Months
	Ended		Period
	January 31,		Ended
	2008		July 31,
	(Unaudited)		2007(1)
Net asset value,
beginning of period	$ 11.15		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.05)
Net realized and unrealized
gain (loss) on investments	(0.56)		1.24
Total from investment operations	(0.54)		1.19

Paid-In Capital from Redemption Fees	0.00	(3)	0.01

Less distributions from:
Net investment income	-		(0.05)
Net realized gains	(0.02)		-
Total distributions	(0.02)		(0.05)

Net asset value, end of period	$ 10.59		$ 11.15

Total return (4)(7)	(4.84)%		12.01%

Net assets, end of period (000s)	$ 244		$ 232

Ratio of gross expenses to average
net assets (5)	2.45%	(6)	2.75%	(6)
Ratio of net expenses to average
net assets	2.33%	(6)	2.45%	(6)
Ratio of net investment income (loss)
to average net assets	0.37%	(5)	(0.48)%	(6)

Portfolio Turnover Rate (7)	42%		7%

(1) Class C shares of the Biltmore Index Enhancing Fund commenced operations on September 29, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Amount represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed expenses from prior periods.
(6) Annualized for periods less than one year.
(7) Not annualized.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Class A Shares
Period
Ended
January 31,
2008(1)
(Unaudited)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.00	(3)
Net realized and unrealized
gain on investments	-
Total from investment operations	0.00	(3)

Paid-In Capital from Redemption Fees	-

Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-

Net asset value, end of period	$ 10.00

Total return (4)(7)	0.00%

Net assets, end of period (000s)	$ 50

Ratio of gross expenses to average
net assets (5)	386.00%	(6)
Ratio of net expenses to average
net assets	1.70%	(6)
Ratio of net investment income
to average net assets	2.28%	(6)

Portfolio Turnover Rate (7)	0%

(1) Class A shares of the Biltmore Momentum/Dynamic ETF Fund commenced operations on January 22, 2008.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Amount represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one year.
(7) Not annualized.

See accompanying notes to financial statements.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (Unaudited)

1.

ORGANIZATION

The Biltmore Index Enhancing Fund (“BIEF”) and the Biltmore Momentum/Dynamic ETF Fund (“BMDEF”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   BIEF and BMDEF (the “Funds”) each have two distinct share classes; Class A and Class C. The Funds seek long-term growth of capital.

BIEF currently offers Class A and Class C shares while BMDEF currently offers only Class A shares.   Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.   Class C shares are offered at net asset value plus a maximum sales charge of 1.00%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Funds’ Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Funds.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $17,289,718 and $18,775,698, respectively, for the Biltmore Index Enhancing Fund.   For the period ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively, for the Biltmore Momentum/Dynamic ETF Fund.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Capital Group, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.70% and 2.45% per annum of each Fund’s average daily net assets for Class A and Class C shares, respectively.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A and Class C shares are subsequently less than 1.70% and 2.45% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause a fund's expenses to exceed 1.70% and 2.45% of average daily net assets for Class A and Class C, respectively. If the Operating Expenses attributable to the Class A and Class C shares subsequently exceed 1.70% and 2.45% per annum of a fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of January 31, 2008, the Advisor has $45,981 of waived expenses that may be recovered no later than July 31, 2010 for the Biltmore Index Enhancing Fund.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares.   The Distributor is an affiliate GFS.   On sales of BIEF’s Class A shares for the six months ended January 31, 2008, the Distributor received $1,296 from front-end sales charges of which $296 was retained by the principal underwriter or other affiliated broker-dealers.   On sales of BIEF’s Class C shares for the six months ended January 31, 2008, the Distributor received $240 from front-end sales charges, of which $52 was retained by the principal underwriter or other affiliated broker-dealers.  On sales of BMDEF’s Class A shares for the period ended January 31, 2008, the Distributor received $0 from front-end sales charges, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

The Funds pay each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

-

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.

The Funds pay GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund’s pays an asset-based custody fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended January 31, 2008 was $2,140.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Funds an annual fee of $15,375, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 38, 2007, the Funds incurred expenses of $4,396 for compliance services pursuant to the Trust’s Agreement with FCS.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2008, GemCom collected amounts totaling $3,459 for EDGAR and printing services performed.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to each Fund.  For the period ended January 31, 2008, BIEF assessed $3,517 in redemption fees and BMDEF assessed $0 in redemption fees.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the Biltmore Index Enhancing Fund for the following periods was as follows:

Fiscal Period Ended July 31, 2008
Ordinary income	$169,371
Net Long-Term Capital Gain	78,135

Fiscal Period Ended July 31, 2007
Ordinary income	$109,996
Net Long-Term Capital Gain	-

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis for the Biltmore Index Enhancing Fund were as follows:

Permanent book and tax differences resulted in reclassification for the period ended July 31, 2007 as follows: a decrease to paid-in capital of $67,151 and a decrease to distributions in excess of net investment income of $67,151.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Biltmore Index Enhancing Fund incurred and elected to defer $185,154 of such capital losses.

The Biltmore Index Enhancing Fund

EXPENSE EXAMPLES

January 31, 2008 (Unaudited)

As a shareholder of the Biltmore Index Enhancing Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Index Enhancing Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biltmore Index Enhancing Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08	Expense Ratio During Period** 8/1/07 – 1/31/08
Class A	$1,000.00	$953.80	$8.35*	1.70%
Class C	1,000.00	951.60	12.02*	2.45

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08	Expense Ratio During Period** 8/1/07 – 1/31/08
Class A	$1,000.00	$1,016.59	$8.62*	1.70%
Class C	1,000.00	1,012.82	12.40*	2.45

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**Annualized.

The Biltmore Momentum/Dynamic ETF Fund

EXPENSE EXAMPLES

January 31, 2008 (Unaudited)

As a shareholder of the Biltmore Momentum/Dynamic ETF Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Momentum/Dynamic ETF Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 22, 2008 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biltmore Momentum/Dynamic ETF Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/22/08	Ending Account Value 1/31/08	Expenses Paid During Period 1/22/08 – 1/31/08	Expense Ratio During Period*** 1/22/08 – 1/31/08
Class A	$1,000.00	$1000.00	$0.42*	1.70%

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08	Expense Ratio During Period*** 8/1/07 – 1/31/08
Class A	$1,000.00	$1,016.59	$8.62**	1.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (9) divided by the number of days in the fiscal year (366).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

***Annualized.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-722-1677 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-722-1677.

INVESTMENT ADVISOR

Capital Group, Inc.

410 North 44th, #1100

Phoenix, AZ  85018

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/8/08